Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Components of accounts payable and accrued liabilities
Trade creditors	$ 67.3	$ 57.7
Other creditors and accruals	25.3	48.7
Total accounts payable and accrued liabilities	$ 92.6	$ 106.4